September 17, 2015                                [logo]

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644
Attention: Division of Investment Management

RE:	Hartford Life and Annuity Insurance Company
Separate Account One ("Registrant")
Post-Effective Amendment No. 35

Dear Sir or Madam:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement filed on Form N-4.

If you have any questions regarding this filing, please feel free to contact me at (860) 547-4390.

Sincerely,

/s/ Lisa Proch
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Lisa Proch
Assistant General Counsel

Enclosure